Leases - Schedule of Maturity of Lease Liabilities Under Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities Under Operating Leases [Abstract]
2025	$ 2,299,231
2026	1,303,612
2027	588,220
2028	333,149
2029 and thereafter	2,794,794
Total lease payments	7,319,006
Less: imputed interest	1,347,518
Total	5,971,488	$ 7,427,649
Less: current portion	2,060,022	2,172,368
Non-current portion	$ 3,911,466	$ 5,255,281